Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment Include In Continuing Operations
Property and equipment included in continuing operations consist of the following:

	December 31,
	2023		2022
	Continuing Operations	Discontinued Operations	Continuing Operations
Lab equipment	$696,648	$216,210	$666,178
Leasehold improvements	115,333	—	115,333
Furniture and fixtures	3,580	30,057	3,579

	815,561	246,267	785,090
Less: accumulated depreciation	(622,715)	(182,883)	(530,116)

Property and equipment, net	$192,846	$63,384	$254,974